Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 9.  Stock-Based Compensation

As of September 30, 2011, the Altair Nanotechnologies Inc. 2005 Stock Incentive Plan (the “Plan”), administered by the Board of Directors, provides for the granting of options and restricted shares to employees, officers, directors and other service providers of ours.  This Plan is described in more detail below.  The compensation cost that has been charged against income for this Plan was $387,000 and $276,000, for the three months ended September 30, 2011, and 2010, respectively, and $750,000 and $998,000 for the nine months ended September 30, 2011 and 2010, respectively.  Of this amount, $78,000 and $77,000 was recognized in connection with restricted stock and options granted to non-employees for the three months ended September 30, 2011 and 2010, respectively and $228,000 and $206,000 for the nine months ended September 30, 2011 and 2010, respectively.

The total number of shares authorized to be granted under the Plan was increased from 750,000 to an aggregate of 2,250,000 based on the proposal approved at the annual and special meeting of shareholders on May 30, 2007. On June 23, 2011, we held an annual and special meeting of shareholders. The proposal to increase the number of authorized shares under the Plan from 2,250,000 to 7,250,000 shares was approved at this meeting.  Prior stock option plans, under which we may not make future grants, authorized a total of 1,650,000 shares, of which options for 1,047,475 common shares were granted (net of expirations) and options for 34,125 common shares are outstanding and unexercised at September 30, 2011. Options granted under the plans are granted with an exercise price equal to the market value of a common share at the date of grant, have five-year or ten-year terms and typically vest over periods ranging from immediately to four years from the date of grant.  The estimated fair value of equity-based awards, less expected forfeitures, is amortized over the awards’ vesting period utilizing the graded vesting method.  Under this method, unvested amounts begin amortizing at the beginning of the month in which the options are granted.

For the nine months ended September 30, 2011 and 2010, there were 600,000 and 15,500 shares granted, respectively, under the Plan.  In calculating compensation related to stock option grants for the nine months ended September 30, 2011 and 2010, the fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option-pricing model and the following weighted average assumptions:

	2011	2010
Dividend yield	None	None
Expected volatility	94%	82%
Risk-free interest rate	1.02%	1.47%
Expected life (years)	7.10	7.10

The computation of expected volatility used in the Black-Scholes Merton option-pricing model is based on the historical volatility of our share price.  The expected term is estimated based on a review of historical and future expectations of employee exercise behavior.

A summary of option activity under our equity-based compensation plans as of September 30, 2011 and 2010 and changes during the nine months then ended is presented below:

	2011				2010
			Weighted				Weighted
		Weighted	Average			Weighted	Average
		Average	Remaining	Aggregate		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value	Shares	Price	Term	Value
Outstanding at January 1,	1,514,025	$7.93	7.5	$-	1,230,034	$9.60	7.8	$-
Granted	600,000	$1.34			407,562	$4.07
Exercised	-	-			-	-
Forfeited/expired	(145,496)	$7.39			(147,198)	$9.82

Outstanding at Sept 30,	1,968,529	$5.96	7.8	$-	1,490,398	$8.05	7.7	$-

Exercisable at Sept 30,	1,181,970	$8.48	6.6	$-	658,102	$10.91	6.5	$-

Vested or expected to vest at Sept 30,	1,870,103	$5.96	7.8	$-	1,415,878	$8.05	7.7	$-

Shares issued to non-employees reflected in the table above include 93,416 shares outstanding at January 1, 2011, with no shares granted, no shares exercised, and 25,000 shares forfeited or expired during the nine months ended September 30, 2011, resulting in 68,416 shares outstanding to non-employees of which 65,292 shares were exercisable as of September 30, 2011. Shares issued to non-employees reflected in the table above include 133,417 shares outstanding at January 1, 2010, with no shares granted, no shares exercised, and 40,001 forfeited or expired during the nine months ended September 30, 2010, resulting in 93,416 shares outstanding to non-employees, of which 76,229 shares were exercisable as of September 30, 2010.

The weighted-average grant-date fair value of options granted during the three and nine months ended September 30, 2011 was $1.07 and was $1.59 and $2.34 for the three and nine months ended September 30, 2010, respectively.  The total intrinsic value of options exercised during the three and nine months ended September 30, 2011 and 2010 was $0.

A summary of the status of non-vested shares at September 30, 2011, and 2010 and changes during the nine months then ended, is presented below:

	2011		2010
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Non-vested shares at January 1,	844,153	$5.17	675,180	$7.52
Granted	600,000	1.07	407,562	4.07
Vested	(602,860)	3.58	(185,360)	8.22
Forfeited/Expired	(54,734)	5.23	(65,098)	5.88

Non-vested shares at September 30,	786,559	$3.92	832,284	$5.25

Non-vested shares relating to non-employees reflected in the table above include 17,187 shares outstanding at January 1, 2011, no shares granted, no shares exercised, and 7,813 shares vested, and 6,250 shares expired during the nine months ended September 30, 2011, resulting in 3,124 non-vested shares outstanding to non-employees at September 30, 2011. Non-vested shares relating to non-employees reflected in the table above include 29,583 shares outstanding at January 1, 2010, no shares granted, no shares exercised, and 12,396 shares vested during the nine months ended September 30, 2010, resulting in 17,187 non-vested shares outstanding to non-employees at September 30, 2010.

As of September 30, 2011 and 2010, there was $641,000 and $1.1 million respectively, of total unrecognized compensation cost related to non-vested options granted under the plans.  That cost is expected to be recognized over a weighted average period of 3.9 years and 1.2 years, respectively, for the nine months ended September 30, 2011 and 2010.  The total fair value of options that vested during the nine months ended September 30, 2011 and 2010, was $2.2 million and $949,000, respectively.  There was no cash received from stock option exercises for the nine months ended September 30, 2011 and 2010.

Restricted Stock

Our stock incentive plan provides for the granting of other incentive awards in addition to stock options.  During the nine months ended September 30, 2011 the Board of Directors did not approve the grant of any new restricted stock under the plan. However, due to the completion of the Share Subscription Agreement with Canon and the change in control, the vesting for the remaining 88,872 shares was accelerated.  During the nine months ended September 30, 2010 the Board of Directors approved the grant of 177,744 shares of restricted stock under the plan. Restricted shares have the same voting and dividend rights as our unrestricted common shares, vest over a two-year period and are subject to the employee’s or director’s continued service.  Compensation cost for restricted stock is recognized in the financial statements on a pro rata basis over the vesting period.

A summary of the changes in restricted stock outstanding during the nine months ended September 30, 2011 and 2010:

	2011		2010
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Non-vested shares at January 1,	210,996	$2.16	76,624	$4.64
Granted	-	-	177,744	1.80
Vested	(210,996)	2.16	(43,372)	5.10
Forfeited/Expired	-	-	-	-

Non-vested shares at September 30,	-	$-	210,996	$2.16

As of September 30, 2011, the remaining total unrecognized compensation expense was $0 because of the acceleration of vesting for the restricted stock. This was due to the change in control resulting from the completion of the Share Subscription Agreement with Canon.  As of September 30, 2010, the remaining total unrecognized compensation expense was $304,827, net of estimated forfeitures, related to restricted stock which will be recognized over the weighted average period for September 30, 2010 of 1.2 years.

11.	STOCK BASED COMPENSATION

At December 31, 2010, we have a stock incentive plan, administered by the Board of Directors, which provides for the granting of options and restricted shares to employees, officers, directors and other service providers.  This Plan is described in more detail below.  The compensation cost that has been charged against income for this Plan was $1.6 million, $1.1 million, and $1.2 million for the years ended 2010, 2009 and 2008, respectively.  Of this amount, $303,000, $221,000 and $168,000 was recognized in connection with restricted stock and options granted to non-employees for the years ended 2010, 2009 and 2008, respectively.

Stock Options

The total number of shares authorized to be granted under the 2005 stock plan was increased from 750,000 to an aggregate of 2,250,000 based on the proposal approved at the annual and special meeting of shareholders on May 30, 2007.  Prior stock option plans, under which we may not make future grants, authorized a total of 1,650,000 shares, of which options for 1,058,725 were granted (net of expirations) and options for 45,375 are outstanding and unexercised at December 31, 2010. Options granted under the plans generally are granted with an exercise price equal to the market value of a common share at the date of grant, have five- or ten-year terms and typically vest over periods ranging from immediately to three years from the date of grant.  The estimated fair value of equity-based awards, less expected forfeitures, is amortized over the awards’ vesting period utilizing the graded vesting method.  Under this method, unvested amounts begin amortizing at the beginning of the month in which the options are granted.

In calculating compensation recorded related to stock option grants for the years ended December 31, 2010, 2009 and 2008, the fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option-pricing model and the following weighted average assumptions:

	2010	2009	2008
Dividend yield	None	None	None
Expected volatility	84%	82%	76%
Risk-free interest rate	1.83%	1.50%	3.00%
Expected life (years)	5.75	5.72	4.92

The computation of expected volatility used in the Black-Scholes Merton option-pricing model is based on the historical volatility of our share price.  The expected term is estimated based on a review of historical and future expectations of employee exercise behavior.

A summary of option activity under our equity-based compensation plans as of December 31, 2010, 2009 and 2008, and changes during the year then ended is presented below:

	2010				2009				2008
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1,	1,230,034	$9.60	7.8	$2,000	989,108	$12.12	7.4	$11,000	1,041,533	$11.24	7.0	$6,024,389
Granted	444,312	$3.94			401,188	$4.64			532,979	$12.16
Exercised	-	-			-	-			(84,803)	$6.24
Forfeited/expired	(160,321)	$9.57			(160,262)	$12.80			(500,602)	$11.32

Outstanding at December 31,	1,514,025	$7.93	7.5	-	1,230,034	$9.60	7.8	$2,000	989,108	$12.12	7.4	$10,661

Exercisable at December 31,	669,872	$10.96	6.3	-	554,854	$12.12	6.6	-	476,401	$12.56	5.8	$900

Shares issued to non-employees reflected in the table above include 133,416 shares outstanding at January 1, 2010, with no shares granted, no shares exercised, and 12,396 shares forfeited or expired during the year ended December 31, 2010, resulting in 93,416 shares outstanding of which 76,229 shares were exercisable as of December 31, 2010. Shares issued to non-employees reflected in the table above include 176,917 shares outstanding at January 1, 2009, 6,250 shares granted, no shares exercised, and 49,750 shares forfeited or expired  during the year ended December 31, 2009, resulting in 133,417 shares outstanding of which 103,833 shares were exercisable as of December 31, 2009. Shares issued to non-employees reflected in the table above include 646,000 shares outstanding at January 1, 2008, 136,667 shares granted, and 75,000 shares exercised during the year ended December 31, 2008, resulting in 707,667 shares outstanding of which 508,166 shares were exercisable as of December 31, 2008.

The weighted-average grant-date fair value of options granted during 2010, 2009 and 2008 was $2.27, $2.96 and $7.56, respectively.  The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $0 and was $408,000 for 2008.

A summary of the status of non-vested shares at December 31, 2010, 2009 and 2008 and changes during the year then ended, is presented below:

	2010		2009		2008
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested shares at January 1,	675,180	$7.52	512,707	$11.68	392,161	$11.84
Granted	444,312	3.94	401,188	4.64	532,979	12.16
Vested	(201,660)	8.52	(199,537)	11.84	(176,900)	12.16
Forfeited/Expired	(73,679)	5.96	(39,177)	10.60	(235,534)	12.72

Non-vested shares at December 31,	844,153	$5.17	675,180	$7.52	512,707	$11.68

Non-vested shares relating to non-employees reflected in the table above include 29,583 shares outstanding at January 1, 2010, no shares granted, no shares exercised, and 12,396 shares vested during the year ended December 31, 2010, resulting in 17,187 non-vested shares outstanding at December 31, 2010. Non-vested shares relating to non-employees reflected in the table above include 49,875 shares outstanding at January 1, 2009, 6,250 shares granted, no shares exercised, and 26,542 shares vested  during the year ended December 31, 2009, resulting in 29,584 non-vested shares outstanding at December 31, 2009. Non-vested shares relating to non-employees reflected in the table above include 155,666 shares outstanding at January 1, 2008, 136,667 shares granted and 92,832 shares exercised during the year ended December 31, 2008, resulting in 199,501 non-vested shares outstanding at December 31, 2008.

As of December 31, 2010, 2009, and 2008 there was $1.2 million, $902,000, and $869,455, respectively, of total unrecognized compensation cost related to non-vested options granted under the plans.  That cost is expected to be recognized over a weighted average period of one year for 2010, 2009, and 2008.  The total fair value of options vested during the year ended December 31, 2010, 2009, and 2008 was $1.1 million, $1.5 million, and $1.5 million, respectively.

Cash received from warrant and stock option exercises for the years ended December 31, 2010 and 2009 was $0 and for 2008 was $1.3 million.

Restricted Stock

Our stock incentive plan provides for the granting of other incentive awards in addition to stock options.  During the year ended December 31, 2010, the Board of Directors approved grants of 177,744 shares of restricted stock under the plan with a weighted average fair value of $1.80 per share.    Restricted shares have the same voting and dividend rights as our unrestricted common shares, vest over a two-year period and are subject to the employee’s or director’s continued service.  Compensation cost for restricted stock is recognized in the financial statements on a pro rata basis over the vesting period.

A summary of the changes in restricted stock outstanding during the year ended December 31, 2010, 2009 and 2008, is presented below:

	2010		2009		2008
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested shares at January 1,	76,624	$4.64	41,077	$9.08	21,964	$12.28
Granted	177,744	1.80	95,529	4.16	35,770	8.44
Vested	(43,372)	5.10	(30,200)	9.20	(16,324)	11.72
Forfeited/Expired	0	0.00	(29,782)	4.00	(333)	9.08

Non-vested shares at December 31,	210,996	$2.16	76,624	$4.64	41,077	$9.08

As of December 31, 2010, 2009, and 2008 we had total unrecognized compensation expense of $228,000, $225,000, and $373,000, respectively, net of estimated forfeitures, related to restricted stock which will be recognized over the weighted average period for December 31, 2010, 2009 and 2008 of 0.92 years, 1.6 years, and 1.7 years, respectively.